Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(15) Commitments and Contingencies
Legal Proceedings
The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss.
In response to allegations of patent infringement and threats of litigation by one of its competitors (“Complainant”), the Company filed a complaint in the Northern District of California seeking a declaratory judgment of non-infringement
of the complainant’s patent (patent # 7969558). The Complainant filed an answer and counterclaim seeking injunctions and damages for an unspecified amount. The Company answered the counterclaims asserting that the patent claims are not valid and also filed two petitions for inter parties review (“IPR”) before the Patent Trial and Appeal Board (“PTAB”), which were instituted in May 2018. All briefing and the oral hearing in the PTAB proceedings have concluded. On May 23, 2019, the PTAB issued Final Written Decisions finding all petitioned claims are not invalid. On June 24, 2019, the Company filed a Request for Rehearing in response to the Final Written Decision. On May 23, 2020, the PTAB denied the Request for Rehearing.
Quanergy filed an appeal to the Court of Appeals for the Federal Circuit (“CAFC”) for each IPR (consolidated as docket no.
CAFC-20-2070).
Oral argument was held on July 7, 2021. On February 4, 2022, the CAFC affirmed the decision of the PTAB. This litigation, as with any other litigation, is subject to uncertainty and an unfavorable outcome may result in a material adverse impact on our business, results of operations, financial position, and overall trends.
In the fourth quarter of 2020, the Company started engaging in discussions with the Complainant for a potential out of court settlement related to the ongoing legal proceeding discussed above, in order to avoid future significant legal expenses. The Company determined that it had incurred a liability as of December 31, 2020 and recorded an estimated potential loss for this case in the amount of $2.5 million at that time. At June 30, 2022, this amount has been increased to $2.75 million with the incremental increase recorded in general and administrative expenses on the consolidated statements of operations. The Company will continue to monitor developments on this case and record any necessary adjustments to reflect the effect of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case in the period they become known.
Vendor Contract Liability
In October 2017, the Company entered into an agreement with a contract manufacturer for production of various sub-assemblies
and final assemblies of the Company’s M8 and S3 product lines. The contract manufacturer procures parts to fulfill the forecasted demand of the Company, holding title and risk of loss to the inventory.
The terms of the agreement specify that the Company may be liable for this inventory should it not place orders for units sufficient to consume this inventory, or in varying amounts based on the termination of the agreement at any time by either party. The contract manufacturer holds $1.7 million and $1.6 million of inventory at cost subject to this agreement as of June 30, 2022 and December 31, 2021, respectively. The Company has recorded a liability of $0.3 million within accrued expenses on the condensed consolidated balance sheet as of June 30, 2022 and December 31, 2021 for inventory at the contract manufacturer identified as excess and obsolete.
The Company is in process of transitioning its manufacturing requirements to another provider and is currently winding down its remaining obligations related to this agreement. The Company expects that all conditions to fulfill the current agreement will be substantially completed by the end of 2022.
Employee Retention Plan
The Company adopted an employee retention plan (“Retention Plan”) in 2019, which was subsequently amended and restated in April 2021. Key employees as determined by the Board of Directors are eligible to participate in the Retention Plan, and have the right to payment of a retention bonus upon the occurrence of a covered transaction, defined as a change in control, IPO or a SPAC merger transaction. The retention bonus is expected to be paid out in equal installments, at the first and second anniversary of the occurrence of the covered transaction, and the employee will have to be actively employed by the Company at the time of payment. The Business Combination qualifies as a covered transaction, and at Closing, the amount of retention bonus totaled $4.6 million. The Company may incur incremental obligations as new employees are hired and trues up its obligation on actual exits from employment. No forfeitures have been estimated, and at June 30, 2022, the retention bonus totaled $4.8 million.
The Company recognizes the expense of the retention bonus as services are received on a pro-rata
basis over the passage of time from the date of Closing until expected payment dates. As of June 30, 2022, the Company has accrued $1.4 million of retention bonus expense, with $0.9 million recorded in accrued expenses and $0.5 million in other long-term liabilities on the condensed consolidated balance sheets. For the three months ended June 30, 2022, the Company recorded retention bonus expense of $0.8 million in operating expenses and $0.1 million in cost of goods sold on the condensed consolidated statements of operations. For the six months ended June 30, 2022, the Company recorded retention bonus expense of $1.3 million in operating expenses and $0.1 million in cost of goods sold on the condensed consolidated statements of operations.

(14)	Commitments and Contingencies
Operating Leases
The Company leases its facilities under
non-cancelable
operating lease agreements. The Company recognizes rent expense on a straight-line basis over the lease period and has accrued for rent expense incurred but not paid. Rent expense was $0.7 million and $0.7 million for the years ended December 31, 2021 and 2020, respectively.
In November 2019, the Company entered into a Lease Termination Agreement in order to terminate the remaining obligation under one of its facility leases. The Lease Termination Agreement calls for future monthly payments in varying amounts into 2023.
Future minimum lease payments under
non-cancelable
operating leases, and future payments under the Lease Termination Agreement, as of December 31, 2021 are as follows (in thousands):

	Operating Leases	Lease Termination Agreement
2022	$459	$293
2023	4	49
2024 and thereafter	—	—

Total minimum payments	$463	$342

Vendor Contract Liability
In October 2017, the Company entered into an agreement with a contract manufacturer for production of various sub-assemblies
and final assemblies of the Company’s M8 and S3 product lines. The contract manufacturer procures parts to fulfill the forecasted demand of the Company, holding title and risk of loss to the inventory.
The terms of the agreement specify that the Company may be liable for this inventory should it not place orders for units sufficient to consume this inventory, or in varying amounts based on the termination of the agreement at any time by either party. The contract manufacturer holds $1.6 million and $2.9 million of inventory at cost subject to this agreement as of December 31, 2021 and 2020, respectively. In 2018 the Company and the contract manufacturer identified $1.2 million worth of inventory as excess and obsolete (“excess inventory”), out of which $0.9 million worth of excess inventory was bought back by the Company during 2019. For the balance of excess inventory, the Company has recorded a liability totaling $0.3 million within accrued expenses on the consolidated balance sheet as of December 31, 2021 and 2020.
Legal Matters
The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss.
In response to allegations of patent infringement and threats of litigation by one of its competitor (“Complainant”), the Company filed a complaint in the Northern District of California seeking a declaratory judgment of non-infringement
of the complainant’s patent (patent # 7969558). The Complainant filed an answer and counterclaim seeking injunctions and damages for an unspecified amount. The Company answered the counterclaims asserting that the patent claims are not valid and also filed two petitions for inter parties review (“IPR”) before the Patent Trial and Appeal Board (“PTAB”), which were instituted in May 2018. All briefing and the oral hearing in the PTAB proceedings have concluded. On May 23, 2019, the PTAB issued Final Written Decisions finding all petitioned claims are not invalid. On June 24, 2019, the Company filed a Request for Rehearing in response to the Final Written Decision. On May 23, 2020, the Board denied the Request for Rehearing.
Quanergy filed an appeal to the Court of Appeals for the Federal Circuit (“CAFC”) for each IPR (consolidated as docket no.
CAFC-20-2070).
Oral argument was held on July 7, 2021. On February 4, 2022, the CAFC affirmed the decision of the PTAB. This litigation, as with any other litigation, is subject to uncertainty and an unfavorable outcome may result in a material adverse impact on our business, results of operations, financial position, and overall trends.
In the fourth quarter of 2020, the Company started engaging in discussions with the Complainant for a potential out of court settlement related to the ongoing legal proceeding discussed above, in order to avoid future significant legal expenses. The Company determined that it had incurred a liability as of December 31, 2020 and recorded an estimated potential loss for this case in the amount of $2.5 million, recorded in general and administrative expenses on the consolidated statement of operations. As of December 31, 2021, negotiations have ceased and no settlement has been reached. The Company will continue to monitor developments on this case and record any necessary adjustments to reflect the effect of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case in the period they become known.
Employee Retention Plan
In November 2019, the Company adopted an employee retention plan (“Retention Plan”). Key employees as determined by the Board of Directors are eligible to participate in the Retention Plan, and have the right to payment of a retention bonus upon the occurrence of a covered transaction as defined in the Retention Plan, which includes a change in control or IPO. The Retention Plan is an unfunded plan and the participants must be employed at the time of the covered transaction to be eligible to receive payment. The Company recognizes the retention plan related expense based on the best estimate of occurrence of a covered transaction. This estimate is revised periodically based on continuation of employment and other factors such as likelihood of occurrence of a covered transaction etc. The amount of retention bonus available to active participants in the Retention Plan upon the occurrence of a covered transaction was $4.9 million as of December 31, 2021.